Segment Information - Schedule of Performance and Making Key Decisions Regarding Resource Allocation (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Performance and Making Key Decisions Regarding Resource Allocation [Abstract]
Formation and operational costs	$ 985,212	$ 4,077,377
Dividend income earned on marketable securities held in Trust Account	$ 7,721,518	$ 12,019,932